[LETTERHEAD OF VAN KAMPEN FUNDS INC.]

                                                               February 20, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

         Re:      Van Kampen Unit Trusts, Municipal Series 756
                  File No. (333-155957) (CIK No. 1451383)

Ladies and Gentlemen:

         In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Securities and Exchange Commission on February 18, 2009.


                                                               Very truly yours,

                                                             /s/ John F. Tierney

                                                                 John F. Tierney
                                                             Executive Director,
                                                           Van Kampen Funds Inc.